Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 9,694	$ 31,062	$ 38,729
Deferred	18,314	9,915	30,260
Total income tax expense	$ 28,008	$ 40,977	$ 68,989